Stockholders' Equity (Summary of Warrant Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity [Abstract]
Warrants outstanding	6,261,978
Number of warrants issued	6,809,705
Warrants expired	(1,380,597)
Warrants exercised	(440,000)
Warrants outstanding	11,251,086
Warrants outstanding, weighted average exercise price	$ 3.82
Warrants issued, weighted average exercise price	$ 0.52
Warrants expired, weighted average exercise price	$ 1.34
Warrants exercised, weighted average exercise price	$ 0.51
Warrants outstanding, weighted average exercise price	$ 2.26